Acquisitions and divestments	12 Months Ended
Dec. 31, 2024
Acquisitions and divestments [Abstract]
Acquisitions and divestments
4    Acquisitions and divestments

Accounting policies
Acquisitions
The company accounts for business combinations using the acquisition method when control is transferred to the group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and the liabilities assumed. Transaction costs are expensed as incurred. Any contingent consideration is measured at fair value at the acquisition date and is initially presented in Long-term provisions. When the timing and amount of the consideration become more certain, it is reclassified to Accrued liabilities. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in the Consolidated statements of income.

Changes to the initial fair value of the acquired assets and liabilities, based on new information about the circumstances at the acquisition date, can be made up to 12 months after the acquisition date.
Divestments
Upon loss of control, the company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated statements of income. If the company retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity-accounted investee (associate) or as a financial asset, depending on the level of influence retained. Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.
Accounting estimates and judgments
Intangible assets acquired in a business acquisition and the financial liability related to non-controlling interest are measured at fair value at the date of the acquisition.
To determine the fair value of intangible assets at the acquisition date, estimates and assumptions are required. The valuation of the identifiable intangible assets involves estimates of expected sales, earnings and/or future cash flows and require use of key assumptions such as discount rate, royalty rate and growth rates.
Estimates are also applied when determining the fair value of legal cases and tax positions in the acquired entity. The fair value is based on estimates of the likelihood, the expected timing and the amount of the potential cash outflow. Provisions for legal cases and non-income tax positions are recognized at fair value even if it is not probable that an outflow will be required to settle the obligation. After initial recognition and until the liability is settled, cancelled or expired, the liability is measured at the higher of the amount that would be recognized in accordance with IAS 37 'Provisions, contingent liabilities and contingent assets' and the initial liability amount. For income tax positions, the company applies IAS 12 'Income Taxes', which requires recognition of provisions only when the likelihood of cash outflow is considered probable.

2024
Acquisitions
Philips did not make any acquisitions in 2024.
Divestments
During 2024 Philips completed four divestments for net cash consideration of EUR 118 million, of which EUR 2 million is to be received in 2025. The result of these divestments amounted to a EUR 8 million gain, which is included in Other business income in the Consolidated statements of income. The divestments were not material.
2023
Acquisitions
On May 5, 2023, Philips completed one acquisition within the Ultrasound Business Unit to accelerate the growth of its Diagnosis & Treatment segment. The total equity purchase price and the settlement of debt, net of acquired cash, involved an amount of EUR 53 million. Including final purchase price adjustments processed in the course of 2024, the company recognized a contingent consideration of EUR 6 million at fair value, recognized as a Long-term provision, Goodwill of EUR 24 million, Other intangible assets of EUR 40 million and deferred tax asset and liability of EUR 5 million and EUR 2 million, respectively.
From the acquisition date through December 31, 2023, the contributions to sales to third parties and net income of the acquiree were not material. The sales and net income would not differ materially if the acquisition date had been January 1, 2023. Acquisition-related costs were recognized in General and administrative expenses and were not material.
Divestments
During 2023 Philips completed six divestments for net cash consideration of EUR 80 million and a gain of EUR 50 million, which is included in Other business income of the Consolidated statements of income. The divestments were not material.